Property, Plant and Equipment - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Interest capitalized	$ 1	$ 6
Capital projects under construction	570	457
Depreciation expense	$ 365	$ 346